SHARE-BASED PAYMENT - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 23, 2022	Mar. 28, 2021	Dec. 31, 2023	Aug. 19, 2022	Aug. 16, 2022	Jun. 27, 2022	Jul. 12, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrants to purchase shares						480,000
Warrants exercise price				$ 6.00		$ 0.10	$ 68.10
Award expiration period		10 years
Warrant convertible into common stock ratio	1.00%
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan		12.00%
ADS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrants to purchase shares							1,000,000
Series A Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase					1,556,667
Warrants exercise price				6.60	$ 6.60	11.00
Series B Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase					1,556,667
Warrants exercise price				$ 6.00	$ 6.00	$ 10.00
Series A Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrants to purchase shares						1,600,000
Warrants exercise price						$ 11.00
Each warrant exercisable						1
Series B Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrants to purchase shares						1,600,000
Warrants exercise price						$ 10.00
Each warrant exercisable						1
Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized restricted share compensation costs granted to employees that is expected to be recognized			$ 926
Employees and Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized restricted share compensation costs granted to employees that is expected to be recognized			$ 0
Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase						480,000
Prefunded Warrants | Series A Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase						1,600,000
Prefunded Warrants | Series B Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase						1,600,000